Unaudited Interim Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Profit for the period, net of tax	$ 11,343	$ 52,738
Adjustments for:
Depreciation and amortization	2,903	3,617
Share-based payments expense	1,044	2,029
Income from share option forfeiture	(159)
Share of loss of equity-accounted associates	515	1,640
Expected credit losses	4,296	3,919
Property and equipment write-off		313
Impairment of intangible assets		241
Change in fair value of share warrant obligations and other financial instruments	(10,547)	(7,268)
Change in fair value of other investments	(564)
Unwinding of discount on the put option liability	204	101
Receivables write-off	50
Interest income	(2,009)	(335)
Interest expense	22	77
Dividend income	(469)
Foreign exchange loss/(gain)	1,595	779
Income tax expense	1,074	2,092
Total cash flows from operations before changes in working capital	9,298	59,943
Changes in working capital:
Decrease in deferred platform commissions	11,485	11,093
Decrease in deferred revenue	(20,366)	(13,374)
Increase/(decrease) in trade and other receivables	2,393	(2,128)
Decrease in trade and other payables	(2,631)	(15,768)
Cash flows from (used in) operations	(9,119)	(20,177)
Income tax paid	(265)	(202)
Net cash flows (used in)/generated from operating activities	(86)	39,564
Investing activities
Acquisition of intangible assets	(20)	(107)
Acquisition of property and equipment	(211)	(516)
Acquisition of right of use	(169)
Acquisition of subsidiary net of cash acquired		(50,022)
Investments in equity accounted associates	(515)	(15,000)
Loans granted	(447)	(17,786)
Proceeds from repayment of loans	470	125
Acquisition of other investments	(53,640)
Proceeds from redemption of investments	35,546
Interest received	169
Dividends received	469
Net cash flows used in investing activities	(18,348)	(83,306)
Financing activities
Payments of lease liabilities	(765)	(1,438)
Proceeds from borrowings		165
Interest on lease	(22)	(77)
Net cash flows used in financing activities	(787)	(1,350)
Net (decrease)/increase in cash for the period	(19,221)	(45,092)
Cash at the beginning of the period	86,774	142,802
Effect of changes in exchange rates on cash held	1,028	1,367
Cash at the end of the period	$ 68,581	$ 99,077